Other operating income (Details) kr in Thousands, $ in Millions					12 Months Ended
	Sep. 17, 2018 USD ($)	Sep. 17, 2018 DKK (kr)	Sep. 06, 2018 USD ($)	Sep. 06, 2018 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)		Dec. 31, 2016 DKK (kr)		Dec. 31, 2015 DKK (kr)
Other operating income
Gross proceeds from sale of future royalties and milestones	$ 205.0	kr 1,310,200	$ 205.0	kr 1,310,200		kr 1,310,237	kr 0		kr 0
Royalty expenses regarding the above sale of future royalties and milestones		176,900				(176,882)	0		0
Fee, advisors regarding the above sale of future royalties and milestones		kr 34,500				(34,459)	0		0
Research funding						0	40		920
Government grants						630	567		777
Total other operating income						1,099,526	607	[1]	1,697	[1]	kr 12,828
Potential commercial milestones | $			85.0
Potential milestone payment from Sanofi | $			15.0		$ 15.0
Percentage of royalty expenses regarding the above sale of future royalties and milestones	13.50%	13.50%
Repayment of royalty bond	$ 24.7	kr 157,600	24.7	kr 157,600	24.7	kr 158,311	kr 176,360	[1]	kr 0	[1]
Sanofi
Other operating income
Potential milestone payment from Sanofi | $			$ 15.0		$ 15.0

[1]	See note 1 to the consolidated financial statements.